6. Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Compensation For Management Services	$ 0	$ 4,865	$ 11,200	$ 4,865	$ 20,665	$ 5,568